Other Non-Current Assets	12 Months Ended
Dec. 31, 2022
Other Non-Current Assets
Other Non-Current Assets	10. Other Non-Current Assets Other non-current assets consist of the following:

	As of December 31,
	2021	2022
Various guarantees	603	219
Other long-term assets	4,263	1,873
Total	4,866	2,092